SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	6 Months Ended
Jun. 30, 2022
Electronic equipment [Member]
Estimated useful lives of the assets	5 years
Office Equipment And Furniture [Member]
Estimated useful lives of the assets	5 years
Leasehold Improvements [Member]
Description of Estimated useful life	useful life
Plant And Equipment [Member]
Description of Estimated useful life	Shorter of the lease term or estimated
Transportation Vechicles [Member] | Minimum Ranges[Member]
Estimated useful lives of the assets	5 years
Transportation Vehicles [Member] | Maximum Ranges [Member]
Estimated useful lives of the assets	10 years